Debt - Schedule of Notes Payable to FNBD (Details) - FNDB [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 9,713,423	$ 9,713,423
Notes Payable	8,230,395	8,621,519	$ 9,309,286
Issuance Cost	84,424	84,424
Notes Payable One [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 237,272	$ 237,272
Acquisition	CAH	CAH
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2041	Dec. 27, 2041
Interest	3.98%	3.98%
Notes Payable	$ 215,371	$ 219,975	228,785
Issuance Cost	6,108	6,108
Notes Payable Two [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 231,987	$ 231,987
Acquisition	CAH	CAH
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2031	Dec. 27, 2031
Interest	3.98%	3.98%
Notes Payable	$ 175,708	$ 187,461	210,161
Issuance Cost	6,108	6,108
Notes Payable Three [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 216,750	$ 216,750
Acquisition	P&F	P&F
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2041	Dec. 27, 2041
Interest	3.98%	3.98%
Notes Payable	$ 196,745	$ 200,949	208,997
Issuance Cost	5,370	5,370
Notes Payable Four [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 318,750	$ 318,750
Acquisition	P&F	P&F
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2031	Dec. 27, 2031
Interest	3.98%	3.98%
Notes Payable	$ 241,422	$ 257,571	288,761
Issuance Cost	5,370	5,370
Notes Payable Five [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 817,135	$ 817,135
Acquisition	Pasco	Pasco
Entered	Jan. 14, 2022	Jan. 14, 2022
Maturity	Jan. 14, 2032	Jan. 14, 2032
Interest	3.98%	3.98%
Notes Payable	$ 625,929	$ 667,050	746,733
Issuance Cost	3,085	3,085
Notes Payable Six [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 478,098	$ 478,098
Acquisition	Lytle	Lytle
Entered	Mar. 15, 2022	Mar. 15, 2022
Maturity	Mar. 15, 2032	Mar. 15, 2032
Interest	3.98%	3.98%
Notes Payable	$ 374,349	$ 398,275	444,593
Issuance Cost	1,898	1,898
Notes Payable Seven [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 663,000	$ 663,000
Acquisition	Lytle	Lytle
Entered	Mar. 15, 2022	Mar. 15, 2022
Maturity	Mar. 15, 2042	Mar. 15, 2042
Interest	3.98%	3.98%
Notes Payable	$ 608,372	$ 621,020	645,392
Issuance Cost	11,875	11,875
Notes Payable Eight [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 425,000	$ 425,000
Acquisition	Kern	Kern
Entered	Mar. 22, 2022	Mar. 22, 2022
Maturity	Mar. 22, 2042	Mar. 22, 2042
Interest	3.98%	3.98%
Notes Payable	$ 389,939	$ 398,089	413,713
Issuance Cost	7,855	7,855
Notes Payable Nine [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 1,275,000	$ 1,275,000
Acquisition	Kern	Kern
Entered	Mar. 22, 2022	Mar. 22, 2022
Maturity	Mar. 22, 2032	Mar. 22, 2032
Interest	3.98%	3.98%
Notes Payable	$ 998,321	$ 1,062,126	1,185,648
Issuance Cost	4,688	4,688
Notes Payable Ten [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 246,500	$ 246,500
Acquisition	Bartow	Bartow
Entered	May 18, 2022	May 18, 2022
Maturity	May 18, 2042	May 18, 2042
Interest	3.98%	3.98%
Notes Payable	$ 227,722	$ 232,428	241,429
Issuance Cost	5,072	5,072
Notes Payable Eleven [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 722,500	$ 722,500
Acquisition	Bartow	Bartow
Entered	May 18, 2022	May 18, 2022
Maturity	May 18, 2032	May 18, 2032
Interest	3.98%	3.98%
Notes Payable	$ 577,732	$ 613,737	683,262
Issuance Cost	2,754	2,754
Notes Payable Twelve [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 382,500	$ 382,500
Acquisition	Dietz	Dietz
Entered	Jun. 15, 2022	Jun. 15, 2022
Maturity	Jun. 15, 2032	Jun. 15, 2032
Interest	3.98%	3.98%
Notes Payable	$ 309,063	$ 328,026	364,708
Issuance Cost	1,564	1,564
Notes Payable Thirteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 445,981	$ 445,981
Acquisition	Aberdeen	Aberdeen
Entered	Jul. 19, 2022	Jul. 19, 2022
Maturity	Jul. 29, 2032	Jul. 29, 2032
Interest	3.98%	3.98%
Notes Payable	$ 363,818	$ 386,120	428,747
Issuance Cost	1,786	1,786
Notes Payable Fourteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 1,020,000	$ 1,020,000
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2042	Aug. 12, 2042
Interest	3.98%	3.98%
Notes Payable	$ 951,932	$ 971,173	1,008,039
Issuance Cost	8,702	8,702
Notes Payable Fifteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 519,527	$ 519,527
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2032	Aug. 12, 2032
Interest	3.98%	3.98%
Notes Payable	$ 428,370	$ 453,984	503,471
Issuance Cost	3,159	3,159
Notes Payable Sixteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 225,923	$ 225,923
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2032	Aug. 12, 2032
Interest	5.25%	5.25%
Notes Payable	$ 188,204	$ 198,905	219,347
Issuance Cost	3,159	3,159
Notes Payable Seventeen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 637,500	$ 637,500
Acquisition	Williamsburg	Williamsburg
Entered	Dec. 08, 2022	Dec. 08, 2022
Maturity	Dec. 08, 2032	Dec. 08, 2032
Interest	5.25%	5.25%
Notes Payable	$ 551,240	$ 580,834	637,500
Issuance Cost	2,556	2,556
Notes Payable Eighteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 850,000	$ 850,000
Acquisition	Valley Vet	Valley Vet
Entered	Nov. 08, 2023	Nov. 08, 2023
Maturity	Nov. 08, 2033	Nov. 08, 2033
Interest	5.25%	5.25%
Notes Payable	$ 806,158	$ 843,796	$ 850,000
Issuance Cost	$ 3,315	$ 3,315